Cover	Sep. 30, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 30, 2026
Entity Registrant Name	J.P. Morgan Real Estate Income Trust, Inc.
Entity Incorporation State Country Code	MD
Securities Act File Number	333-288565
Entity Tax Identification Number	87-3439916
Entity Address, Address Line One	390 Madison Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10017
City Area Code	212
Local Phone Number	270-6000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Amendment Flag	false
Entity Central Index Key	0001893262